Related Parties - Balances and transactions with related parties (Details) - BRL (R$) R$ in Thousands			1 Months Ended	12 Months Ended
	Oct. 23, 2020	Jan. 17, 2019	Feb. 28, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related parties
Current				R$ 4,571	R$ 9,970
Non-current				6,819	10,508
Net revenue				9,057	7,234	R$ 8,805
Finance income				565	519	885
Advances from customers
Related parties
Advances from customers				9	150
Other liabilities
Related parties
Other liabilities				258	469
Trade receivables
Related parties
Receivables from related parties				3,608	3,209
Other assets
Related parties
Receivables from related parties				1,373
Loans to related parties
Related parties
Receivables from related parties				11,390	20,478
Current				4,571	9,970
Non-current				6,819	10,508
Livraria ASC Ltda. and Educadora ASC Ltda.
Related parties
Net revenue				8,831	7,230	8,805
Livraria ASC Ltda. and Educadora ASC Ltda. | Advances from customers
Related parties
Advances from customers				9	150
Livraria ASC Ltda. and Educadora ASC Ltda. | Trade receivables
Related parties
Receivables from related parties				3,546	3,209
Arco Instituto de Educacao | Other assets
Related parties
Receivables from related parties				1,373
WPensar S.A.
Related parties
Finance income					30	72
Minority shareholders - Geekie
Related parties
Finance income				210	453	813
Loans to related parties		R$ 4,000
Interest income, related parties				210
Minority shareholders - Geekie | CDI
Related parties
Percentage of basis used to calculate interest rate		110.00%
Minority shareholders - Geekie | Loans to related parties
Related parties
Receivables from related parties				4,571	4,361
OISA Tecnologia e Servicos Ltda.
Related parties
Net revenue				226	4
Finance income				19	18
Loans to related parties	R$ 5,000
Interest income, related parties			R$ 19
OISA Tecnologia e Servicos Ltda. | Other liabilities
Related parties
Other liabilities				258	469
OISA Tecnologia e Servicos Ltda. | Trade receivables
Related parties
Receivables from related parties				62
OISA Tecnologia e Servicos Ltda. | Loans to related parties
Related parties
Receivables from related parties					5,018
Minority shareholders - EI
Related parties
Finance income				336	18
Interest income, related parties				R$ 336
Minority shareholders - EI | CDI
Related parties
Percentage of basis used to calculate interest rate				100.00%
Minority shareholders - EI | Loans to related parties
Related parties
Receivables from related parties				R$ 6,750	11,099
Former Shareholders - Eduqo | Loans to related parties
Related parties
Receivables from related parties				4
Former Shareholders - Edupass | Loans to related parties
Related parties
Receivables from related parties				R$ 65
ASC Empreendimentos Ltda. and OSC Empreendimentos Ltda.
Related parties
Expenses					R$ (1)	R$ (8)